Accounts Receivable, Net - Schedule of Allowance for Credit Losses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Receivables [Abstract]
At beginning of the period	¥ (86,698)
ASC 326 Adoption impact			(6,889)
Additional provisions	(249,143)	$ (39,096)	(79,809)
Write-off
At the end of the period	¥ (335,841)	$ 0	¥ (86,698)